Income Taxes (Provision (Benefit) For Income Taxes By Taxing Jurisdiction) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Current tax provision (benefit), U.S. federal	$ (78)	$ (249)	$ 228
Current tax provision (benefit), U.S. state and local	(19)	(19)	7
Current tax provision (benefit), Non-U.S.	91	67	74
Current tax provision (benefit), total	(6)	(201)	309
Deferred tax provision (benefit), U.S. federal	207	301	(63)
Deferred tax provision (benefit), U.S. state and local	46	45	41
Deferred tax provision (benefit), Non-U.S.	64	76	182
Deferred income tax provision (benefit), total	317	422	160
Income tax provision	$ 311	$ 221	$ 469